iShares
®
LifePath
®
Target Date 2050 ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  58 .6%
iShares Core U.S. REIT ETF ................. 10,217 $ 571,539
iShares Russell 1000 ETF ................... 43,145 13,144,987
iShares Russell 2000 ETF
(b)
.................. 4,462 869,465
14,585,991
a
Domestic Fixed Income  —  5 .4%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 16,522 813,543
iShares 10-20 Year Treasury Bond ETF .......... 482 49,473
iShares MBS ETF ........................ 4,226 396,357
iShares U.S. Treasury Bond ETF .............. 3,219 74,295
1,333,668
a
International Equity  —  35 .9%
iShares Core MSCI Emerging Markets ETF ....... 47,662 2,581,851
iShares Core MSCI International Developed Markets
ETF ................................ 88,670 6,350,545
8,932,396
a
Total Long-Term Investments — 99.9%
(Cost: $ 23,693,080 ) ................................. 24,852,055
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  7 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(a) (c) (d)
...................... 1,900,684 $ 1,901,443
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 17,212 17,212
a
Total Short-Term Securities — 7.7%
(Cost: $ 1,918,648 ) .................................. 1,918,655
Total Investments — 107.6%
(Cost: $ 25,611,728 ) ................................. 26,770,710
Liabilities in Excess of Other Assets — ( 7 .6 ) % ............... (1,893,934)
Net Assets — 100.0% ................................. $ 24,876,776
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 965,365 $ 936,519
(a)
$ — $ (411) $ (30) $ 1,901,443 1,900,684 $ 4,654
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 12,996 4,216
(a)
— — — 17,212 17,212 929 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 413,336 546,538 (111,263) (5,948) (29,120) 813,543 16,522 23,737 —
iShares 10-20 Year
Treasury Bond ETF 51,896 105,210 (107,048) (319) (266) 49,473 482 2,499 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF
(c)
76,923 92,759 (170,782) 2,606 (1,506) — — 3,335 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF
(c)
38,731 65,568 (104,028) 1,176 (1,447) — — 2,349 —
iShares Core MSCI
Emerging Markets
ETF ........... 1,170,768 1,625,298 (230,593) (5,205) 21,583 2,581,851 47,662 37,369 —
iShares Core MSCI
International
Developed Markets
ETF ........... 3,080,902 3,698,544 (779,111) 8,521 341,689 6,350,545 88,670 64,844 —
iShares Core U.S. REIT
ETF ........... 257,540 344,907 (13,960) 951 (17,899) 571,539 10,217 8,662 —
iShares MBS ETF ... — 396,390 — — (33) 396,357 4,226 — —
iShares Russell 1000
ETF ........... 7,254,959 7,865,924 (1,927,560) 11,604 (59,940) 13,144,987 43,145 99,366 —

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
LifePath
®
Target Date 2050 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Russell 2000
ETF ........... $ 545,099 $ 506,517 $ (71,157) $ 1,242 $ (112,236) $ 869,465 4,462 $ 6,508 $ —
iShares U.S. Treasury
Bond ETF ....... — 74,127 — — 168 74,295 3,219 143 —
$ 14,217 $ 140,963
$ 26,770,710
$ 254,395 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 24,852,055 $ — $ — $ 24,852,055
Short-Term Securities
Money Market Funds ...................................... 1,918,655 — — 1,918,655
$ 26,770,710 $ — $ — $ 26,770,710
Portfolio Abbreviation
REIT Real Estate Investment Trust